SHORT-TERM DEBT RELATED TO ACQUISITION OF DM LAB (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023		Dec. 31, 2022	Jun. 30, 2024
Debt Instrument [Line Items]
Short-term debt		$ 223,300	[1]		$ 891,974
Subsequent Event [Member]
Debt Instrument [Line Items]
Short-term debt	$ 668,674
Debt maturity	January 2025
DM Lab [Member]
Debt Instrument [Line Items]
Loans outstanding amount		891,974
Debt instrument decrease amount		252,601
Interest expenses		$ 31,217		$ 0
DM Lab [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate		4.667%
DM Lab [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate		6.69%

[1]	Derived from audited information